Other Income - Disclosure of Other Operating Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Late payment fees charged for telephone services	€ 59	€ 60	€ 59
Recovery of employee benefit expenses, purchases and services rendered	22	33	32
Capital and operating grants	51	36	33
Damage compensation, penalties and sundry recoveries	35	24	25
Partnership agreements	116	71
Release of provisions and other payable items, other income	240	87	138
Other income	€ 523	€ 311	€ 287